Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income (expenses), net
Schedule of other operating income (expenses), net

	12/31/2023	12/31/2022
Income
Leases (contract termination)	106	—
Others	113	—
	219	—

ESG (“Environmental Social Governance”) expenses
Salaries and benefits (ESG)	(2,266)	(644)
Reversal of accrual liabilities	768
Social programs	(5,061)	—
	(6,559)	(644)

Others	(317)	(1,048)
	(6,876)	(1,692)

	(6,657)	(1,692)

Schedule of financial income (expenses), net

	12/31/2023	12/31/2022

Financial income	3,360	463

Financial expenses
Interest on Loans and export prepayment	(15,245)	(329)
Interest and late payment penalties on taxes	(1,945)	—
Interest expenses on leases	(456)	—
Taxes on foreign currency transactions	(2,472)	(82)
Accretion and interest on asset retirement obligation	(731)	(15)
Other expenses	(696)	—
	(18,185)	(426)

Foreign exchange variation on net assets	8,292	6,879
	(9,893)	6,916